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AdvisorShares North Square McKee ESG Core Bond ETF (Prospectus Summary) | AdvisorShares North Square McKee ESG Core Bond ETF
ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF NYSE Arca Ticker: MENV
INVESTMENT OBJECTIVE
The AdvisorShares North Square McKee ESG Core Bond ETF (the “Fund”) seeks investment results that exceed the price and yield performance of its benchmark, the Bloomberg U.S. Aggregate Bond Index.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	AdvisorShares North Square McKee ESG Core Bond ETF (Prospectus Summary) AdvisorShares North Square McKee ESG Core Bond ETF AdvisorShares North Square McKee ESG Core Bond ETF USD ($)
SHAREHOLDER FEES (fees paid directly from your investment)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AdvisorShares North Square McKee ESG Core Bond ETF (Prospectus Summary) AdvisorShares North Square McKee ESG Core Bond ETF AdvisorShares North Square McKee ESG Core Bond ETF
MANAGEMENT FEES	0.24%	[1]
DISTRIBUTION (12b-1) FEES	none
OTHER EXPENSES	1.65%
TOTAL ANNUAL OPERATING EXPENSES	1.89%
FEE WAIVER/EXPENSE REIMBURSEMENT	(1.42%)	[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER RECAPTURE	0.47%
[1]	Restated to reflect current fees.
[2]	AdvisorShares Investments, LLC (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. If it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Trust’s Board of Trustees may permit the Advisor to retain the difference between the Fund’s total annual operating expenses and the expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay when purchasing or selling shares of the Fund. If these fees were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
AdvisorShares North Square McKee ESG Core Bond ETF (Prospectus Summary) | AdvisorShares North Square McKee ESG Core Bond ETF | AdvisorShares North Square McKee ESG Core Bond ETF | USD ($)	48	456	889	2,095

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 256% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed ETF. CSM Advisors, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by investing in a variety of fixed income securities, including bonds and mortgage-backed and asset-backed securities, issued by U.S. and, to a lesser extent, foreign issuers. The securities primarily will be U.S. dollar-denominated. The Fund will primarily invest in investment grade debt securities, including mortgage-backed or asset-backed securities, rated Baa- or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by the Sub-Advisor to be of comparable quality. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes)

in bonds subject to environmental, social, and corporate
governance
 (“ESG”)
criteria.

Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements.

The average duration of the Fund will vary based on the Sub-Advisor’s forecast for interest rates and will generally remain within 80% to 120% of the average duration of the Fund’s performance benchmark, the Bloomberg U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The dollar-weighted average portfolio maturity of the Fund is generally not expected to exceed 7.5 years.

The Fund’s portfolio is managed using a proprietary ESG scoring model developed by the Sub-Advisor. To assess a company from an ESG perspective, the model generates a “Holistic ESG Stakeholder Score,” which is based upon a multi-phase, quantitatively-driven process that seeks to examine the company’s corporate actions and policies, reporting transparency, and ESG-related improvements over time. In examining such factors, the scoring process integrates over 600 raw metrics (including peer-relative exposure to ESG metrics (such as metric tons of carbon emissions)), breadth of ESG disclosures, third-party scoring data, UN PRI Sustainable Development Goal alignment, and certain qualitative factors, including controversial current events evaluation, special-purpose (sustainable) bonds, and data obtained through company engagement. The UN Sustainable Development Goals are a collection of goals established by the United Nations as a plan to achieve a better and more sustainable future for all and address global challenges, including poverty, inequality, climate change, environmental degradation, peace and justice. The Holistic ESG Stakeholder Score is designed to evaluate a company’s ESG practices and thus is used to evaluate the securities eligible for investment, specifically within the credit market, with ESG focus areas dependent upon the issues that are most material for the industry applicable to the company. The purpose of a bond (for example, Green bond vs general purpose bond) also is evaluated as part of the investment process.

ESG criteria are considered for every investment in the Fund's portfolio as one of several factors used for security evaluation. The Fund seeks to maintain an above-benchmark total portfolio ESG score, and companies scoring below the minimum set by the Sub-Adviser are not eligible for investment.

In seeking to achieve its investment objective, the Fund also may utilize futures, swaps, repurchase agreements and forwards. On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and exchange traded products (“ETPs”) that invest in these and other highly liquid instruments to collateralize its derivative positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks, described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Counterparty Risk.
The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, exposes the Fund to risks that are different than those associated with direct investments in portfolio securities. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Credit Risk
. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Derivatives Risk
. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk (the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations).

ETF Market Risk
. In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares. In addition, there are a limited number of institutions that act as authorized participants. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other authorized participant steps forward to create or redeem, or purchase or sell securities, as applicable, Fund shares may trade at a premium or discount to their net asset value (“NAV”) and possibly face operational issues such as trading halts and/or delisting. The absence of an active market in the Fund’s shares could lead to a heightened risk of differences between the market price of the Fund’s shares and the underlying value of those shares.

ESG Overlay Risk
. The implementation of the Sub-Advisor’s ESG screening process might have an impact on the Fund’s performance versus that of the benchmark. The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund, which can potentially have an impact on performance compared to other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that perform differently than the market as a whole or other funds screened for ESG standards. The companies selected for the Fund as demonstrating ESG characteristics may not be the same companies selected by other funds that use similar ESG screens. In addition, companies selected may not exhibit positive or favorable ESG characteristics.

Fixed Income Securities Risk
. The market value of fixed income investments in which the Fund may invest may change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the value of fixed income securities generally decline.

Foreign Currency Risk.
 The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Foreign Investment Risk
. The Fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting, and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

Illiquid Investments Risk
. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Issuer Risk
. The value of a debt security may decline for a number of reasons directly related to the issuer of such security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Management Risk.
The Sub-Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment.

Market Risk
. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

Mortgage-Backed and Asset-Backed Securities Risk
. The impairment of the value of collateral underlying a mortgage-backed or asset-backed security (for example, due to non-payment of loans) may result in a reduction in the value of such security. In addition, early payoffs in the loans may result in the Fund receiving less income than originally anticipated.

Portfolio Turnover Risk
. The Fund may experience relatively high portfolio turnover, which may result in increased transaction costs and Fund performance that is lower than expected.

Repurchase Agreement Risk.
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into repurchase agreements, including with respect to recovering or realizing on collateral.

Trading Risk
. Shares of the Fund may trade above or below their NAV. The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility and, in such instances, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

FUND PERFORMANCE
The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the Bloomberg U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade bond market. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Calendar Year Total Returns

The Fund’s year-to-date total return as of September 30, 2021 was -0.01%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	5.49%	1Q/2019
Lowest Return	-3.94%	2Q/2013

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2020
Average Annual Total Returns - AdvisorShares North Square McKee ESG Core Bond ETF (Prospectus Summary) - AdvisorShares North Square McKee ESG Core Bond ETF	Label	1 Year	5 Years	Since Inception	Inception Date
AdvisorShares North Square McKee ESG Core Bond ETF	Return Before Taxes Based on NAV	(2.42%)	4.90%	3.75%	Jun. 20, 2011
AdvisorShares North Square McKee ESG Core Bond ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	1.65%	3.51%	2.47%	Jun. 20, 2011
AdvisorShares North Square McKee ESG Core Bond ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	1.42%	3.18%	2.36%	Jun. 20, 2011
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.68%	Jun. 20, 2011

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes on distributions and sale of fund shares may exceed other average annual total returns due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.